UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2000


Check here if Amendment [ ]; Amendment Number: ___
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Hocky Management Company, LLC
Address:  100 South Bedford Road, Suite 110
          Mt. Kisco, NY  10549


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David Sachs
Title:    Managing Member
Phone:    (914) 244-4100

Signature, Place, and Date of Signing:

/s/ David Sachs               Mt. Kisco, New York                  May 12, 2000
---------------               -------------------                  ------------
 [Signature]                      [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:         0
                                         ---------

Form 13F Information Table Entry Total:    38
                                         ---------

Form 13F Information Table Value Total:  $ 156,784
                                         ---------
                                        (thousands)




List of Other Included Managers:

None


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
                          Form 13F INFORMATION TABLE - Hocky Management Co. LLC (quarter ending 3/31/2000)

     COLUMN 1                COLUMN 2           COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                                                       OTHER
                             TITLE OF                      VALUE     SHRS OR    SH/  PUT/  INVESTMENT  MANA-
NAME OF ISSUER               CLASS              CUSIP      (x$1000)  PRN AMOUNT PRN  CALL  DISCRETION  GERS    SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMFM INC                     COM                001693100    15,687    252,500  SH           SOLE              237,300      15,200
AT&T CORP                    COM LIB GRP A      001957208     7,515    126,700  SH           SOLE              120,000       6,700
ALLTEL CORP                  COM                020039103     5,833     92,500  SH           SOLE               86,900       5,600
AMPHENOL CORP NEW            CL A               032095101    11,183    109,372  SH           SOLE              106,172       3,200
BELDEN INC                   COM                077459105       814     29,600  SH           SOLE               29,600
CABLE DESIGN TECHNOLOGIES
  CORP                       COM                126924109     4,412    130,000  SH           SOLE              123,000       7,000
CENDANT CORP                 COM                151313103     1,850    100,000  SH           SOLE               94,000       6,000
CENTURYTEL INC               COM                156700106     2,784     75,000  SH           SOLE               70,500       4,500
CITIZENS UTIL CO DEL         CL B               177342201     8,188    500,000  SH           SOLE              470,000      30,000
COMDISCO INC                 COM                200336105     2,206     50,000  SH           SOLE               47,000       3,000
CRESCENT OPER INC            COM                22575M100       345    119,900  SH           SOLE              119,900
DIGITAL GENERATION SYS INC   COM                253921100     2,494    347,000  SH           SOLE              326,500      20,500
ELECTRIC LIGHTWAVE INC       CL A               284895109       494     20,700  SH           SOLE               20,500         200
FINOVA GROUP INC             COM                317928109     2,102    125,000  SH           SOLE              117,000       8,000
GAINSCO INC                  COM                363127101       148     25,000  SH           SOLE                           25,000
HUSSMANN INTL INC            COM                448110106     2,969    234,000  SH           SOLE              221,000      13,000
KROGER CO                    COM                501044101     2,986    170,000  SH           SOLE              170,000
LIBERTE INVS INC DEL         COM                530154103     3,311    963,200  SH           SOLE              905,000      58,200
MSC INDL DIRECT INC          CL A               553530106     2,846    158,100  SH           SOLE              149,200       8,900
MELLON FINL CORP             COM                58551A108       744     25,000  SH           SOLE               23,500       1,500
METRO ONE TELECOMMUNICATIONS COM                59163F105     1,217     91,000  SH           SOLE               81,600       9,400
NTL INC                      COM                629407107     3,829     41,250  SH           SOLE               38,750       2,500
RADIO UNICA COMMUNICATIONS   COM                75040Q106     1,506    127,500  SH           SOLE              119,800       7,700
SCRIPPS E W CO OHIO          COM                811054204     5,670    116,900  SH           SOLE              109,400       7,500
SHAW COMMUNICATIONS INC      COM                82028K200     3,637    135,000  SH           SOLE              127,300       7,700
SOFTNET SYS INC              COM                833964109     1,463     50,000  SH           SOLE               47,000       3,000
STARWOOD HOTELS&RESORTS
  WRLDWD                     PAIRED CTF         85590A203     1,221     47,400  SH           SOLE               44,600       2,800
STYLECLICK COM INC           COM                864221106       110     10,000  SH           SOLE                           10,000
TV GUIDE INC                 CL A               87307Q109     2,884     60,000  SH           SOLE               56,000       4,000
TELEPHONE & DATA SYS INC     COM                879433100     6,183     55,700  SH           SOLE               52,000       3,700
TODD AO CORP                 CL A CONV          888896107    12,027    348,600  SH           SOLE              325,900      22,700
USA NETWORKS INC             COM                902984103    10,153    450,000  SH           SOLE              423,000      27,000
UNITEDGLOBALCOM              CL A               913247508    17,497    233,100  SH           SOLE              221,100      12,000
VODAFONE AIRTOUCH PLC        SPONSORED ADR      92857T107     2,778     50,000  SH           SOLE               47,200       2,800
WATER PIK TECHNOLOGIES INC   COM                94113U100       236     32,500  SH           SOLE               30,800       1,700
WILLIAMS SONOMA INC          COM                969904101     6,200    200,000  SH           SOLE              188,000      12,000
YOUNG BROADCASTING INC       CL A               987434107       897     47,200  SH           SOLE               44,400       2,800
AREL COMMUNICATIONS &
  SOFTWARE                   COM                M14925107       369     25,000  SH           SOLE               23,500       1,500
                                                            -------

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